[PHOTO OF CAPITOL BUILDING]


-----------------------------------------------------------------
LIBERTY TAX-EXEMPT MONEY MARKET FUND                Annual Report
-----------------------------------------------------------------


June 30, 2000

President's Message

Dear Shareholders:

You may have noticed that your Fund has a new name. Beginning July 14, the names of our funds changed to include Liberty. Rest assured, the investment objective and strategies employed by the Fund's managers are not affected by this name change. We believe the new name better reflects that your Fund is part of the Liberty Funds, a diverse family of funds representing a wide selection of investment styles and specialized money management. The goal of all Liberty funds is to help you reach for financial freedom -- however you define it.

Consumer confidence remained high and spending was strong, posting near-record sales in certain industries during the 12-month period ending June 30, 2000. The U.S. economy continued its steady growth through the second half of 1999, and though it has shown signs of slowing in the first two quarters of 2000, may not have stabilized sufficiently to satisfy the Federal Reserve Board (the
Fed).

As always, the most influential factor in the bond market was the actions of the Fed. Fueled by fears of inflation resulting from rapid economic growth, the Fed raised interest rates five times during the period, increasing them from 5% to 6.5%. As bond prices declined in the face of rising interest rates, bond performance was negatively affected.

However, the demand for municipal bonds has increased in the last few months. This was driven in part by their relatively high taxable-equivalent yields. In addition, the rising stock market has enabled many investors to increase their wealth and subsequently look for tax-exempt income.

We remain confident that municipal bonds can be a rewarding asset class for tax-sensitive investors. The following report will provide you with more specific information about your Fund's performance and the strategies used during the period. I thank you for choosing Liberty Tax Exempt Money Market Fund and for giving us the opportunity to serve your investment needs.


Sincerely,


/s/ Stephen E. Gibson

Stephen E. Gibson
President
August 18, 2000

Because economic and market conditions change frequently, there can be no assurance that the trends described in this report will continue or come to pass.

----------------------------
Not FDIC   May Lose Value
           -----------------
Insured    No Bank Guarantee
----------------------------

--------------------------------------------------------------------------------
Highlights
--------------------------------------------------------------------------------

>      Objective (1)
       Liberty Tax-Exempt Money Market Fund seeks maximum current income exempt from federal income tax. The Fund attempts to maintain relative stability and liquidity by investing principally in a diversified portfolio of short-term municipal securities.

>      Interest rates continued to rise.
       Beginning in June of last year, the Federal Reserve Board (the Fed) began to raise interest rates in an effort to slow rapid economic growth and preempt inflationary pressure. In fact, the Fed raised interest rates a total of five times during the period. This trend made it wise to proceed cautiously with purchases.

>      Taxpayers seeking liquidity benefited the Fund.
       The yearly trend of taxpayers liquidating assets to provide needed cash during tax time continued into May this year. This affected the variable rate securities market because issuers raised rates to attract buyers. The Fund was well-positioned to take advantage of these rate increases.

> Maintaining liquidity and shortening maturity served as a backdrop for the period.
       During the period, we spent much of the time remaining liquid in anticipation of tightening by the Fed. We exercised caution in purchasing, allowing the average maturity of the Portfolio to gradually decrease. In keeping with this strategy, the bulk of investing during the period involved variable-rate securities, which are purchased at par and vary in interest rate. These gave the Fund daily and weekly liquidity.

>      Portfolio management continues to proceed with caution.
       For the next few months, we will continue to exercise caution. With the possibility that the Fed will raise rates again in August balanced by a slowing in economic growth, we feel that the most prudent course of action is to wait and see what August brings. As always, however, we have our eyes open for attractive purchases that we believe should benefit the Fund.

       /s/ Veronica Wallace

       Veronica M. Wallace, a vice president of Stein Roe & Farnham, Inc., is portfolio manager of Liberty Tax-Exempt Money Market Fund.

Portfolio Breakdown(2)                      Portfolio Maturity(2)
(as of 6/30/00)                             (as of 6/30/00)
 ................................            ............................................
Variable-Rate Notes ............   77.7%    0-29 days ..........................   79.3%
Tax-Exempt Bonds ...............    8.7%    30-89 days .........................    4.2%
Other Tax Exempts ..............    6.7%    90-179 days ........................    8.7%
Put Bonds ......................    3.9%    180-299 days .......................    1.5%
Tax-Anticipation Notes .........    1.6%    300-375 days .......................    6.3%
Commercial Paper ...............    1.4%

(1) The Fund pursues its objective by investing all of its assets in the SR&F Municipal Money Market Portfolio (Portfolio), a municipal money market fund with the same investment objective as the Fund.

(2) Portfolio breakdown and maturity weightings are calculated as a percentage of total value of the SR&F Municipal Money Market Portfolio. Because it is actively managed, there can be no guarantee the Portfolio will continue to hold or invest in these securities in the future, or maintain these maturity weightings.

An investment in the Fund is not insured or guaranteed by the U.S. government. There can be no assurance that the $1.00 net asset value per share will be maintained.

[BEGIN SIDE BAR]

12-month distributions
declared per share

Class A     $ .032
Class B     $ .022
Class C     $ .028

7-day yields on 6/30/00(3)


Class A         3.86%
Class B         2.85%
Class C         3.45%

7-day taxable-equivalent yields on 6/30/00(4)


Class A         6.39%
Class B         4.72%
Class C         5.71%

30-day yields on 6/30/00(3)


Class A         3.66%
Class B         2.68%
Class C         3.27%

(3) If the Advisor or its affiliates had not waived certain Fund expenses, the 7-day and 30-day yields would have been 3.17% and 2.97% for Class A shares, 2.16% and 1.99% for Class B shares, and 2.16% and 1.98% for Class C shares.

(4) Taxable-equivalent SEC yields are based on the combined maximum effective 43.2% federal and state income tax rate. This tax rate does not reflect the phase out of exemptions or the reduction of otherwise allowable deductions which occur when Adjusted Gross Income exceeds certain levels.

[END SIDE BAR]
                                                                               1

--------------------------------------------------------------------------------
SR&F Municipal Money Market Portfolio--Investment Portfolio
--------------------------------------------------------------------------------
June 30, 2000 (In thousands)


Municipal Securities -- (102.6%)               Par        Value
------------------------------------------------------------------
Alabama (1.3%)
Huntsville:
 Series 1998 D, 4.000% 11/1/00                $  600      $    600
 Series 1998 A, 4.000% 11/1/00                 1,000         1,000
                                                          --------
                                                             1,600
                                                          --------
Arizona (1.8%)
Phoenix Industrial Development
   Authority, Spring Air Mattress Co.,
   Series 1999, VRDB 5.000% 4/1/19 (a)         1,870         1,870
Scottsdale, Series 1992 C, 7.750% 7/1/00         450           450
                                                          --------
                                                             2,320
                                                          --------
California (0.8%)
California Higher Education Loan Authority,
   Series 1994 A, 4.700% 7/1/05 (a)            1,000         1,000
                                                          --------
Colorado (4.1%)
Colorado Springs, Catalano Family LLP,
   Series 1998, VRDB 4.950% 7/1/18 (a)         1,145         1,145
Colorado State, 5.000% 6/27/01                 1,000         1,006
Lowry Economic Redevelopment
   Authority, Series 1998 B, VRDB
   4.700% 12/1/20                              1,000         1,000
SBC Metropolitan District Colorado,
   4.000% 12/7/29                              2,000         2,000
                                                          --------
                                                             5,151
                                                          --------
District of Columbia (0.8%)
District of Columbia Housing Finance
   Agency, Series 2000 E, 4.600% 7/23/01       1,000         1,000
                                                          --------
Georgia (2.1%)
Douglas County, Series 1995,
   4.375% 11/1/00                                400           400
Gwinnett County Development Authority,
   Price Co., Inc., Series 1995, VRDB
   4.950% 06/1/10 (a)                          2,200         2,200
                                                          --------
                                                             2,600
                                                          --------
Idaho (0.8%)
State Housing & Finance Association,
   Balmoral Apartments Project,
   Series 2000, 4.800% 5/1/32                  1,000         1,000
                                                          --------
Illinois (25.0%)
ABN Amro Munitops Certificates,
 Series 1998-14, VRDB 4.800%
 10/4/06 (b)                                   1,000         1,000
Chicago, Archer Court Apartments,
   Series 1999 B, 4.820% 6/1/19                1,010         1,010
Chicago, Crane Carton Co.,
   Series 1992, 4.850% 6/1/12                  2,150         2,150
Chicago, De LaSalle Institute,
   Series 1997, 4.850% 4/1/27                    900           900
Chicago, Midway Airport, VRDB
   Series 1999, 3.600% 1/1/29                  1,960         1,960
Chicago, PS Greetings, Inc.,
   Series 1999, 4.900% 5/1/24                  1,420         1,420




                                                 Par         Value
-------------------------------------------------------------------
Chicago Single Family Mortgage,
   Series 2000 B, 4.400% 3/1/01                  $1,000     $ 1,000
Chicago, Stockyards Redevelopment Project,
   VRDB Series 199 A, 4.850% 12/1/11              1,470       1,470
De Kalb County Community United
   School, District No.428,
   Series 1999, 4.100% 12/1/00                    1,205       1,205
Glendale Heights, Judy LLC IDR
   Series 1998, VRDB 4.950% 8/1/28 (a)            1,540       1,540
Illinois Development Finance Authority:
   Wheaton Academy, Series 1998,
   4.800% 10/1/28                                 1,000       1,000
   Rest Haven Illiana Christian
   Convalescent Home, Series 1997,
   4.800% 1/1/27                                  1,000       1,000
Illinois Educational Facilities Authority,
   Aurora University, Series 1989,
   4.850% 1/1/09                                  1,400       1,400
Illinois Health Facilities Authority,
   University of Chicago, Series 1985 A,
   4.150% 8/1/15                                  1,000       1,000
Lake County Community College District
   No.532, Series 1999 B, 9.000% 11/1/00            805         818
Melrose Park, Ninos Enterprises, Inc.,
   Series 1999, VRDB 5.000% 12/1/24               3,500       3,500
Morton, Morton Welding Co., Inc.,
   Series 1996 A, VRDB 5.050% 4/1/16 (a)            870         870
Northbrook Park District, Series 1999 A,
   4.850% 11/1/00                                   300         300
Palatine, Series 1998, 4.800% 12/1/28             1,000       1,000
Phillips Brothers, Inc., Series 1998,
   4.950% 6/1/18 (a)                              1,350       1,350
Quad Cities Regional Economic
   Development Authority Revenue,
   Steel Warehouse, Series 1998,
   VRDB 4.950% 12/1/13 (a)                        2,200       2,200
Sauget, Monsanto Co., Series 1996,
   4.900% 9/1/14                                  2,200       2,200
Springfield IDR, Oak Terrace Joint
   Venture LP, Series 1999,
   4.800% 12/1/25                                 1,000       1,000
                                                             ------
                                                             31,293
                                                             ------
Indiana (10.7%)
Elkhart, Adorn, Inc., Series 1995, VRDB
   5.100% 8/1/05                                  1,200       1,200
Franklin, Lakeview Apartments,
   Series 1994, VRDB 4.830% 9/1/30 (a)            2,789       2,789
Indiana Development Finance Authority,
   Carr Metal Products, Inc., Series 1999,
   VRDB 5.250% 1/1/09                             1,300       1,300
Indiana University, Series 1990 G,
   7.000% 8/1/10                                    300         314
Kokomo, Village Community Partners IV
   L.P., Series 1995, VRDB 4.830% 9/1/30 (a)      2,940       2,940

2 See Notes to Financial Statements.

--------------------------------------------------------------------------------
SR&F Municipal Money Market Portfolio--Investment Portfolio
--------------------------------------------------------------------------------
June 30, 2000 (In thousands)

Municipal Securities (continued)             Par         Value
---------------------------------------------------------------
Marion County, Indiana Weslyan
   University, Series 2000 VRDB,
   4.850% 6/1/30                             $1,500     $ 1,500
Plymouth, Hillcrest Apartments,
   Series 1998 A, VRDB 4.900% 4/1/28 (a)      1,000       1,000
St. Joseph County, Pine Oaks,
   Series 1997 A, VRDB, 4.900% 6/1/27         2,365       2,365
                                                         ------
                                                         13,408
                                                         ------
Iowa (12.1%)
American Institute of Business,
   Series 1998, 4.850% 11/1/13                1,700       1,700
Clinton, IDR Sethness Products Co.,
   Series 1996, VRDB 4.850% 09/1/11 (a)       3,700       3,700
Dallas Center Grimes Community School
   District, Series 2000, 5.000% 5/1/01         260         261
Iowa Higher Education Loan Authority,
   St. Ambrose University:
     Series 1995, VRDB 4.875% 2/1/05          1,100       1,100
     Series 1999, VRDB 4.750% 10/1/09           295         295
Iowa School Corp. Warrants,
   Series 2000-2001 A, 5.500% 6/22/01         1,000       1,009
Muscatine County, Monsanto Co.,
   Series 1992, VRDB 4.900% 10/1/07           2,100       2,100
Scott County, Nichols Aluminum Project,
   Series 1999, VRDB 4.900% 6/1/14            2,800       2,800
Woodbury County, Siouxland Medical
   Educational Foundation, Series 1996,
   VRDB 4.800% 11/1/16                        2,150       2,150
                                                         ------
                                                         15,115
                                                         ------
Kansas (1.1%)
Kansas City Industrial Development
   Authority, Lanter Co., Series 1987 A,
   VRDB 4.950% 2/1/03                           515         515
Olathe, Garmin International, Inc.,
   Series 1995, VRDB 3.450% 1/1/25 (a)          800         800
                                                         ------
                                                          1,315
                                                         ------
Kentucky (3.4%)
Covington, Whitle Castle Distributing,
   Inc., Series 1991, VRDB
   4.950% 4/1/06 (a)                          2,830       2,830
Shelby County, Roll Forming Corp.,
   Series 1996, VRDB 4.950% 4/1/16 (a)        1,460       1,460
                                                         ------
                                                          4,290
                                                         ------
Louisiana (0.4%)
State Housing Finance Agency,
   Series 2000 C, 5.250% 6/1/01                 500         500
                                                         ======
Maryland (1.1%)
Anne Arundel County, Baltimore Gas &
   Electric Co., Series 1988,
   4.250% 12/1/18 (a)                         1,000       1,000
Baltimore, Series 2000 A, 4.750% 7/1/01         365         366
                                                         ------
                                                          1,366
                                                         ------


                                              Par         Value
----------------------------------------------------------------
Michigan (2.8%)
ABN Amro Munitops Certificates,
 Series 1998-13, VRDB 4.770% 10/4/06 (b)      $2,000      $2,000
Kentwood, Series 2000, 4.350% 5/1/01             495         495
Municipal Bond Authority,
   Series 2000B-1, 5.000% 7/2/01               1,000       1,006
                                                          ------
                                                           3,501
                                                          ------
Minnesota (0.8%)
State Housing Finance Authority,
   Series 2000, 4.350% 5/1/01                  1,000       1,000
                                                          ------
Missouri (2.8%)
Jefferson County Industrial Development
   Authority, Sinclair & Rush, Inc.,
   Series 1994 A, VRDB 4.950% 11/1/09 (a)      3,445       3,445
                                                          ------
Montana (1.2%)
State, Series 2000 D, 5.250% 8/1/00            1,460       1,461
                                                          ------
New Mexico (0.8%)
State, Series 1995 B, 4.400% 7/1/00            1,000       1,000
                                                          ------
Nevada (0.8%)
State, Series 1990, 7.000% 8/1/05              1,000       1,032
                                                          ------
Ohio (0.9%)
Environment Improvement Authority,
   U.S. Steel Corp. Project, VRDB
   4.540% 12/1/01                                400         400
Hancock County, Crystal Glen
   Apartments Project, Series 1998 B,
   VRDB 4.950% 1/1/31 (a)                        750         750
                                                          ------
                                                           1,150
                                                          ------
Pennsylvania (1.9%)
Bucks County Industrial Development
   Authority, USX Corp., 4.250% 11/1/17        1,000       1,000
Quakertown General Authority,
   Series 1996 A, VRDB 3.200% 7/1/26           1,428       1,428
                                                          ------
                                                           2,428
                                                          ------
South Carolina (1.9%)
Newberry County, Series 1999,
   4.250% 9/1/00                                 310         310
South Carolina Economic Development
   Authority, Specialty Equipment Co.,
   Inc., Series 1995, 3.600% 11/1/10 (a)       2,045       2,046
                                                          ------
                                                           2,356
                                                          ------
South Dakota (0.2%)
State Health & Educational Facilities
   Authority, Prince of Peace Hospital,
   Series 1993, 4.600% 7/1/00                    260         260
                                                          ------
Tennessee (3.5%)
Rutherford County Industrial
   Development Board, Farmers CoOp
   Project, Series B, VRDB 4.950% 11/1/14      1,000       1,000
Wilson County Industrial Development
   Board, Briskin Manufacturing Co.,
   Series 1999, VRDB 5.000% 7/1/29             3,355       3,355
                                                          ------
                                                           4,355
                                                          ------

See Notes to Financial Statements.                                             3

--------------------------------------------------------------------------------
SR&F Municipal Money Market Portfolio--Investment Portfolio
--------------------------------------------------------------------------------
June 30, 2000 (In thousands)

Municipal Securities (continued)             Par         Value
----------------------------------------------------------------
Texas (7.4%)
Brownsville Industrial Development
   Corp., Tella Tool & Manufacturing Co.,
   Series 2000, VRDB 4.950% 6/1/20           $1,300      $1,300
Fort Bend County Industrial Development
   Corp., W.W. Grainger, Inc.,
   Series 1989, VRDB 4.900% 12/1/02           1,110       1,110
Garland, Series 1992 B, 5.700% 8/15/00          400         401
Grand Prairie Industrial Development
   Authority, Series 1986, VRDB
   5.150% 12/1/11                               900         900
Gulf Coast Waste Disposal Authority:
   Amoco Oil Co., Series 1997,
   4.900% 1/1/26 (a)                            100         100
Monsanto Co., Series 1994,
   4.900% 4/1/13                                900         900
Monsanto Co., Series 1996,
   4.900% 7/1/01 (a)                            300         300
Harris County General Obligations
   Corporate Notes Series:
    4.500% 8/3/00                               750         750
    4.650% 8/3/00                               100         100
Harris County Industrial Development
   Authority, Precision General, Inc.,
   Series 1991, VRDB 4.950% 10/1/16 (a)       2,060       2,060
Robertson County Industrial
   Development Corp., Sanderson Farms,
   Inc., Series 1995, 4.900% 11/1/05            300         300
Texas State, Series 1999 A, VRDB 4.500%
   8/31/00                                    1,000       1,001
                                                         ------
                                                          9,222
                                                         ------
Utah (0.6%)
Utah Municipal Power Agency,
   Series 1993 A, 4.900% 7/1/00                 750         750
                                                         ------
Washington (1.7%)
King County School District No. 414,
Series 1990, 7.000% 12/1/02                   1,000       1,014
Washington State Housing Finance
   Commission, Hamilton Place Senior
   Living, Series 1996 A, VRDB
   4.850% 07/1/28 (a)                         1,110       1,110
                                                         ------
                                                          2,124
                                                         ------


                                               Par         Value
---------------------------------------------------------------------
Wisconsin (9.2%)
Chase, Belgiosio Cheese, Inc., Series 1998,
   VRDB 4.950% 04/1/11 (a)                     $1,000       $  1,000
Chippewa Falls Area Unified School
   District, Series 2000, 5.850% 4/1/01           215            216
Fond du Lac, Brenner Tank, Inc.,
   Series 1994, VRDB 4.950% 11/1/04 (a)         2,125          2,125
Holland, White Clover Dairy, Inc.,
   Series 1994, VRDB 4.950% 5/1/05 (a)          2,275          2,275
Kenosha, Monarch Plastics, Inc.,
   Series 1994, VRDB 4.950% 12/1/09 (a)         1,750          1,750
Monroe Joint Venture, Inc., Series 2000,
   4.900% 1/1/30                                  500            500
Outagamie County, Series 1999,
   4.000% 10/1/00                                 365            365
Racine, Series 1999 B, 4.600% 12/1/00             690            692
Wisconsin State Health & Educational
   Facilities Authority, Grace Lutheran
   Foundation, Series 1999, VRDB
   4.950% 7/1/14                                2,555          2,555
                                                            --------
                                                              11,478
                                                            --------
West Virginia (0.6%)
State, Series 1992, 5.500% 4/1/01                 800            807
                                                            --------
Total Municipal Securities
 (cost of $128,327)                                          128,327
                                                            --------
Other Assets & Liabilities, Net (-2.6)%                       (3,248)
                                                            --------
Net Asset (100.0%)                                          $125,079
                                                            ========

Notes to Investment Portfolio:

(a) Security is subject to federal alternative minimum tax. At June 30, 2000, the aggregate value of these securities represents 36.0% of net assets.
(b) Represents private placement securities issued under Rule 144A, which are exempt from the registration of the Securities Act of 1933. These securities are generally issued to qualified institutional buyers, such as the Portfolio, and any resale by the Portfolio must be an exempt transaction, normally to other qualified institutional investors. At June 30, 2000, the aggregate value of the Portfolio's private placement securities was $3,000 which represented 2.4% of net assets.
(c) At June 30, 2000, the cost of investments for financial reporting and federal tax purposes was identical.

Variable rate demand bonds (VRDB) are securities whose yields are periodically reset at levels that are generally comparable to tax-exempt commercial paper. These securities are payable on demand within seven calendar days and normally incorporate an irrevocable letter of credit or line of credit with a major bank.


 Acronym                  Name
---------   -------------------------------
    IDR      Industrial Development Revenue

4 See Notes to Financial Statements.

--------------------------------------------------------------------------------
SR&F Municipal Money Market Portfolio--Statement of Assets and Liabilities
--------------------------------------------------------------------------------
June 30, 2000
(in thousands)

Assets
Investments, at market value (cost of $128,327)                 $128,327
Receivable for investments sold                     $1,210
Interest receivable                                    896
Cash                                                    10
Other                                                   27         2,143
                                                    ------      --------
    Total Assets                                                 130,470
                                                                --------
Liabilities
Payable for investments purchased                    5,163
Accrued:
 Management fees                                        26
 Bookkeeping fees                                        2
 Transfer agent fees                                     1
Other                                                  199
                                                    ------
    Total Liabilities                                              5,391
                                                                --------
    Net assets applicable to investors'
      beneficial interest                                       $125,079
                                                                ========

--------------------------------------------------------------------------------
SR&F Municipal Money Market Portfolio--Statement of Operations
--------------------------------------------------------------------------------
For the Year Ended June 30, 2000
(in thousands)


Investment Income
Interest                                               $5,062
                                                       ------
Expenses
Management fees                           $316
Bookkeeping fees                            27
Audit fees                                  16
Trustees' fees                              17
Custodian fees                               6
Legal fees                                   2
Transfer agent fees                          6
                                          ----
    Total expenses                                        390
                                                       ------
    Net investment income                               4,672
                                                       ------
Realized and Unrealized Loss on
   Investments
Net realized loss on investments                           (9)
Net change in unrealized appreciation/
   depreciation on investment                              (3)
                                                       ------
    Net loss                                              (12)
                                                       ------
Net Increase in Net Assets Resulting
   from Operations                                     $4,660
                                                       ======


See Notes to Financial Statements.                                             5

--------------------------------------------------------------------------------
SR&F Municipal Money Market Portfolio--Statement of Changes in Net Assets
--------------------------------------------------------------------------------
(all amounts in thousands)


                                                 Year ended June 30,
                                            -----------------------------
Operations                                        2000           1999
-------------------------------------------------------------------------
Net investment income                         $   4,672      $    4,189
Net realized loss on investments                     (9)             --
Net change in unrealized appreciation/
depreciation on investments                          (3)             --
                                              ---------      ----------
 Net increase in net assets resulting from
    operations                                    4,660           4,189
                                              ---------      ----------
Transactions in Investors' Beneficial Interest
Contributions                                   104,696         101,419
Withdrawals                                    (118,326)       (103,577)
                                              ---------      ----------
 Net decrease from transactions in
 investors' beneficial interest                 (13,630)         (2,158)
                                              ---------      ----------
 Net increase (decrease) in net assets           (8,970)          2,031
Total Net Assets
Beginning of period                             134,049         132,018
                                              ---------      ----------
End of period                                 $ 125,079      $  134,049
                                              =========      ==========

--------------------------------------------------------------------------------
SR&F Municipal Money Market Portfolio--Financial Highlights
--------------------------------------------------------------------------------


                                                                                                               Period ended
                                                                       Years ended June 30,                      June 30,
                                                         -------------------------------------------------   ---------------
                                                            2000         1999         1998         1997          1996 (a)
----------------------------------------------------------------------------------------------------------------------------
Selected Ratios
Ratios of net expenses to average net assets                 0.30%        0.30%        0.34%        0.32%          0.30%(b)
Ratio of net investment income to average net assets         3.57%        3.07%        3.41%        3.36%          3.50%(b)

(a) From commencement of operations on September 28, 1995.
(b) Annualized.

6 See Notes to Financial Statements.

--------------------------------------------------------------------------------
SR&F Municipal Money Market Portfolio--Notes to Financial Statements
--------------------------------------------------------------------------------
June 30, 2000

Note 1. Organization

SR&F Municipal Money Market Portfolio (the "Portfolio") is a separate series of SR&F Base Trust, a Massachusetts common law trust organized under an Agreement and Declaration of Trust dated August 23, 1993. The Declaration of Trust permits the Trustees to issue non-transferable interests in the Portfolio. The investment objective of the Portfolio is to seek maximum current tax-free income consistent with capital preservation and maintenance of liquidity.

The Portfolio allocates income, expenses and realized gains and losses to each investor on a daily basis, based on methods approved by the Internal Revenue Service. At June 30, 2000, Liberty Tax-Exempt Money Market Fund (formerly Colonial Municipal Money Market Fund) owned 11.5% of the Portfolio.

Note 2. Significant Accounting Policies

The following summarizes the significant accounting policies of the Portfolio. These policies are in conformity with generally accepted accounting principles, which require management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Investment Transactions and Investment Income:

Investment transactions are accounted for on trade date. Interest income, including discount accretion and premium amortization, is recorded daily on the accrual basis. Realized gains or losses from investment transactions are reported on an identified cost basis.

Security Valuations:

Municipal securities are valued at amortized cost, which approximates market value. This method involves valuing an instrument at cost on the purchase date and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument and does not take into account unrealized securities gains or losses. Other assets are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

Federal Income Taxes:

No provision is made for federal income taxes because the Portfolio is treated as a partnership for federal income tax purposes and all of its income is allocated to its owners based on methods approved by the Internal Revenue Service.

Note 3. Portfolio Composition

The Portfolio invests in municipal securities including, but not limited to, general obligation bonds, revenue bonds and escrowed bonds (which are bonds that have been refinanced, the proceeds of which have been invested in U.S. Government or agency obligations and set aside to pay off the original issue at the first call date or maturity). The Portfolio's investments include certain municipal securities that are insured by private insurers who guarantee the payment of principal and interest in the event of default.

The Portfolio's investments include certain short-term securities that are backed by bank letters of credit used to provide liquidity to the issuer and/or additional security in the event of default by the issuer. At June 30, 2000, 72.8% of the Portfolio's investments was backed by bank letters of credit. See the Portfolio's Investment Portfolio for additional information on portfolio composition.

Note 4. Trustees Fees and Transactions With Affiliates

Management and Administrative Fees:

The Portfolio pays monthly management fees to Stein Roe & Farnham Incorporated (the "Advisor"), an indirect, majority-owned subsidiary of Liberty Mutual Insurance Company, for its services as investment advisor and manager. The management fee for the Portfolio is computed at an annual rate of 0.25% of average daily net assets.

Bookkeeping Fee:

The Advisor provides bookkeeping and pricing services for a monthly fee equal to $25,000 annually plus 0.0025% annually of the Fund's average net assets.

Certain officers and trustees of the Trust are also officers of the Advisor. Compensation is paid to trustees not affiliated with the Advisor. No remuneration was paid to any other trustee or officer of the Trust who is affiliated with the Advisor.

Note 5. Line of Credit

SR&F Base Trust (the "Trust") participates in an unsecured line of credit agreement provided by the custodian bank consisting of two components. The committed line of credit entitles the Trust to borrow from the custodian at any time upon notice from the Trust. The uncommitted line of credit permits the Trust to borrow from the custodian at the custodian's sole discretion. The aggregate borrowings available to the Trust for the committed and uncommitted lines of credit are $200 million and $100 million, respectively. Borrowings may be made to temporarily finance the repurchase of Fund shares. Interest is charge to each Trust and, ultimately, each Fund based on its borrowings at a rate equal to the Federal Funds Rate plus 5% per year. In addition, a commitment fee of 0.10% per annum on each Fund's borrowings shall be paid quarterly by each Fund based on the relative asset size of each Fund. For the year ended June 30, 2000, the Trust had no borrowings under the agreement.

--------------------------------------------------------------------------------
Liberty Tax-Exempt Money Market Fund--Statement of Assets and Liabilities
--------------------------------------------------------------------------------
June 30, 2000
(in thousands except for per share amounts)


Assets
Investment in Portfolio, at value               $14,331
Expense reimbursement due from
   Advisor                            $8
Other                                  6             14
                                      --        -------
   Total Assets                                  14,345
Liabilities
Payable for:
 Fund shares repurchased              24
 Distributions                        10
Accrued:
 Administration fees                   3
 Bookkeeping fees                      2
 Transfer agent fees                   2
Other                                 44
                                      --
   Total Liabilities                                 85
                                                -------
Net Assets                                      $14,260
                                                -------
Net asset value:
Class A ($13,362/13,362)                        $  1.00(a)
                                                -------
Class B ($677/677)                              $  1.00(a)
                                                -------
Class C ($221/221)                              $  1.00(a)
                                                -------
Composition of Net Assets
Paid in Capital                                 $14,260
                                                =======

(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.



8                                             See Notes to Financial Statements.

--------------------------------------------------------------------------------
Liberty Tax-Exempt Money Market Fund--Statement of Operations
--------------------------------------------------------------------------------
For the Year Ended June 30, 2000
(in thousands)


Investment Income
Interest income allocated from Portfolio                   $580
                                                           ----
Expenses
Expenses allocated from Portfolio                $  45
Administration fee                                  37
Service fee -- Class B, Class C                      3
Distribution fee -- Class B                          8
Distribution fee -- Class C                          2
Transfer agent fee                                  37
Bookkeeping fee                                     18
Trustees' fee                                        6
Audit fee                                           18
Legal fee                                            7
Registration fee                                    32
Reports to shareholders                             10
Other                                                4
                                                 -----
                                                   227
   Fees and expenses waived or borne by the
     Administrator                                (103)
   Fees waived by the Distributor - Class C         (2)     122
                                                 -----     ----
   Net Investment Income                                   $458
                                                           ----





See Notes to Financial Statements.                                             9

--------------------------------------------------------------------------------
Liberty Tax-Exempt Money Market Fund--Statement of Changes in Net Assets
--------------------------------------------------------------------------------
(in thousands)


                                                      Year Ended       Year Ended
                                                       June 30,         June 30,
Increase (Decrease) in Net Assets                        2000             1999
--------------------------------------------------------------------------------
Operations:
Net investment income                                $    458         $    379
Distributions:
From net investment income -- Class A                    (429)            (357)
From net investment income -- Class B                     (20)             (18)
From net investment income -- Class C                      (8)              (5)
                                                     --------         --------
                                                            1               (1)
Fund Share Transactions:
Receipts for shares sold -- Class A                    64,316           10,827
Value of distributions reinvested -- Class A              352              331
Cost of shares repurchased -- Class A                 (63,911)         (14,943)
                                                     --------         --------
                                                          757           (3,785)
                                                     --------         --------
Receipts for shares sold -- Class B                     1,854            1,734
Value of distributions reinvested -- Class B               15               16
Cost of shares repurchased -- Class B                  (2,291)          (1,921)
                                                     --------         --------
                                                         (422)            (171)
                                                     --------         --------
Receipts for shares sold -- Class C                       558              105
Value of distributions reinvested -- Class C                6                5
Cost of shares repurchased -- Class C                    (521)            (107)
                                                     --------         --------
                                                           43                3
                                                     --------         --------
Net Increase (Decrease) from Fund Share
   Transactions                                           378           (3,953)
                                                     --------         --------
   Total Increase (Decrease)                              379           (3,954)
Net Assets
Beginning of period                                    13,881           17,835
                                                     --------         --------
End of period (net of overdistributed
   net investment income of none and
   $1, respectively)                                 $ 14,260         $ 13,881
                                                     --------         --------
Number of Fund Shares
Sold -- Class A                                        64,316           10,827
Issued for distributions reinvested -- Class A            352              331
Repurchased -- Class A                                (63,911)         (14,943)
                                                     --------         --------
                                                          757           (3,785)
                                                     --------         --------
Sold -- Class B                                         1,854            1,734
Issued for distributions reinvested -- Class B             15               16
Repurchased -- Class B                                 (2,291)          (1,921)
                                                     --------         --------
                                                         (422)            (171)
                                                     --------         --------
Sold -- Class C                                           558              105
Issued for distributions reinvested -- Class C              6                5
Repurchased -- Class C                                   (521)            (108)
                                                     --------         --------
                                                           43                2
                                                     --------         --------


10 See Notes to Financial Statements.

--------------------------------------------------------------------------------
Liberty Tax-Exempt Money Market Fund--Notes to Financial Statements
--------------------------------------------------------------------------------
June 30, 2000

Note 1. Accounting Policies

Organization:
Liberty Tax-Exempt Money Market Fund (formerly Colonial Municipal Money Market
Fund) (the Fund), a series of Liberty Funds Trust IV, formerly Colonial Trust IV, is a non-diversified portfolio of a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Fund invests all of its investable assets in interests in the SR&F Municipal Money Market Portfolio (the Portfolio), a Massachusetts common law trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (11.5% at June 30, 2000). The performance of the Fund is directly affected by the performance of the Portfolio.

The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The Fund may issue an unlimited number of shares. The Fund offers three classes of shares: Class A, Class B and Class C shares. Class A shares are sold at net asset value (NAV). A 1.00% contingent deferred sales charge is assessed on redemptions made within eighteen months on an original purchase of $1 million to $5 million. Class B shares are subject to an annual distribution fee and a contingent deferred sales charge. Class B shares will convert to Class A shares as follows:

Original purchase                    Converts to Class A shares
Less than $250,000                             8 years
$250,000 to less than $500,000                 4 years
$500,000 to less than $1,000,000               3 years

Class C shares are subject to a contingent deferred sales charge on redemptions made within one year after purchase and an annual service and distribution fee.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security valuation and transactions:
Valuation of securities by the Portfolio is discussed in Note 1 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

Determination of class net asset values and financial highlights:
All income, expenses (other than the Class B and Class C service and distribution fees), and realized and unrealized gains (losses), are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

Class B and Class C per share data and ratios are calculated by adjusting the net investment income per share data and ratios for the entire period by the service fee and distribution fee applicable to Class B and Class C shares only.

Federal income taxes:
Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

Distributions to shareholders:
The Fund declares and records distributions daily and pays monthly.


Note 2. Fees and Compensation Paid to Affiliates

Administrator:
Colonial Management Associates, Inc. (the Administrator) provides accounting and other services and office facilities for a monthly fee equal to 0.25% annually of the Fund's average net assets.

Bookkeeping fee:
The Administrator provides bookkeeping and pricing services for a monthly fee equal to $18,000 annually plus 0.0233% of the Fund's average net assets over $50 million.

Transfer agent:
Liberty Funds Services, Inc. (the Transfer Agent), an affiliate of the Administrator, provides shareholder services for a monthly fee equal to 0.20% annually of the Fund's average net assets and receives reimbursement for certain out-of-pocket expenses.

Effective January 1, 2000, the Transfer Agent fee was changed to a fee comprised of 0.07% annually of average net assets plus charges based on the number of shareholder accounts and transactions. The Transfer agent continues to receive reimbursement for certain out of pocket expenses through December 31, 1999.

Underwriting discounts, service and distribution fees:
Liberty Distributor, Inc. (the Distributor), a subsidiary of the Administrator, is the Fund's principal underwriter. During the year ended June 30, 2000, the Fund has been advised that the Distributor received contingent deferred sales charges (CDSC) of none, $8,406 and none on Class A, Class B and Class C share redemptions, respectively.

The Fund has adopted a 12b-1 plan which requires the payment of a service fee to the Distributor equal to 0.25% annually of Class B and Class C net assets as of the 20th of each month. The plan also requires the payment of a distribution fee to the Distributor equal to 0.75% annually of the average net assets attributable to Class B and Class C shares. The Distributor has voluntarily agreed to waive a portion of the Class C share distribution fee so that it does not exceed 0.15% annually.

The CDSC and the fees received from the 12b-1 plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

Expense limits:
The Administrator has agreed, until further notice, to waive fees and bear certain Fund expenses to the extent that total expenses (inclusive of the Fund's proportionate share of the Portfolio's expenses and exclusive of service and distribution fees, commissions, taxes, and extraordinary expenses, if any) exceed 0.75% annually of the Fund's average net assets.

Other:
The Fund pays no compensation to its officers, all of whom are employees of the Administrator.

--------------------------------------------------------------------------------
Liberty Tax-Exempt Money Market Fund--Notes to Financial Statements (continued)
--------------------------------------------------------------------------------
June 30, 2000

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

Change in Independent Auditor (Unaudited):
Based on the recommendation of the Audit Committee of the Fund on June 18, 1999, the Board of Trustees determined not to retain PricewaterhouseCoopers LLP as the Fund's independent auditor and voted to appoint Ernst & Young LLP for the fiscal year ended June 30, 2000. During the two most recent fiscal years, PricewaterhouseCoopers LLP's audit reports contained no adverse opinion or disclaimer of opinion; nor were its reports qualified or modified as to uncertainty, audit scope, or accounting principle. Further, in connection with its audits for the two most recent fiscal years and through August 11, 1999, there were no disagreements between the Fund and PricewaterhouseCoopers LLP on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which if not resolved to the satisfaction of PricewaterhouseCoopers LLP would have caused it to make reference to the disagreements in its report in the financial statements for such years.

--------------------------------------------------------------------------------
Liberty Tax-Exempt Money Market Fund--Financial Highlights
--------------------------------------------------------------------------------
Selected data for a share of each class outstanding throughout each period are as follows:

                                                                                        Year ended
                                                                                       June 30, 2000
                                                                                       -------------
                                                                                          Class A
----------------------------------------------------------------------------------------------------
Net asset value, Beginning of period                                                     $ 1.000
                                                                                         -------
Income from Investment Operations:
Net investment income (a)(b)                                                               0.032
Less Distributions Declared to Shareholders:
From net investment income                                                                (0.032)
                                                                                         -------
Net asset value, End of period                                                           $ 1.000
                                                                                         =======
Total return (d)(e)                                                                        3.20%
                                                                                         =======
Ratios to Average Net Assets
Expenses (b)                                                                               0.75%
Fees and expenses waived or borne by the Administrator (b)                                 0.69%
Net investment income (b)                                                                  3.15%
Net assets at end of period (000)                                                        $13,362
(a) Net of fees and expenses waived or borne by the Administrator which amounted to:     $ 0.007
(b) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of
    SR&F Municipal Money Market Portfolio.
(c) Net of fees waived by the Distributor which amounted to $0.006 per share and 0.60%.
(d) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(e) Had the Administrator not waived or reimbursed a portion of expenses, total return would have been reduced.
(f) Had the Distributor not waived or reimbursed a portion of expenses, total return would have been reduced.

                                                                                           Year ended June 30, 2000
                                                                                       ---------------------------------
                                                                                          Class B          Class C
------------------------------------------------------------------------------------------------------------------------
Net asset value, Beginning of period                                                     $ 1.000         $ 1.000
                                                                                         -------         -------
Income from Investment Operations:
Net investment income (a)(b)                                                               0.022           0.028(c)
Less Distributions Declared to Shareholders:
From net investment income                                                                (0.022)         (0.028)
                                                                                         -------         -------
Net asset value, End of period                                                           $ 1.000         $ 1.000
                                                                                         =======         =======
Total return (d)(e)                                                                        2.17%           2.78%(f)
                                                                                         =======         =======
Ratios to Average Net Assets
Expenses (b)                                                                               1.75%           1.15%(c)
Fees and expenses waived or borne by the Administrator (b)                                 0.69%           0.69%
Net investment income (b)                                                                  2.15%           2.75%(c)
Net assets at end of period (000)                                                        $   677         $   221
(a) Net of fees and expenses waived or borne by the Administrator which amounted to:     $ 0.007         $ 0.007
(b) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of
    SR&F Municipal Money Market Portfolio.
(c) Net of fees waived by the Distributor which amounted to $0.006 per share and 0.60%.
(d) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(e) Had the Administrator not waived or reimbursed a portion of expenses, total return would have been reduced.
(f) Had the Distributor not waived or reimbursed a portion of expenses, total return would have been reduced.


--------------------------------------------------------------------------------
Federal Income Tax Information (unaudited)


For the taxable year June 30, 2000, 100% of distributions from net investment income qualify as exempt-interest dividends for federal income tax purposes.

--------------------------------------------------------------------------------
Liberty Tax-Exempt Money Market Fund--Financial Highlights (continued)
--------------------------------------------------------------------------------
Selected data for a share of each class outstanding throughout each period are as follows:


                                                                                        Year ended
                                                                                       June 30, 1999
                                                                                       -------------
                                                                                          Class A
----------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                                     $ 1.000
                                                                                         -------
Income from Investment Operations:
Net investment income (a)(b)                                                               0.026
Less Distribution Declared to Shareholders:
From net investment income                                                                (0.026)
                                                                                         -------
Net Asset Value, End of Period                                                           $ 1.000
                                                                                         =======
Total return (d)(e)                                                                        2.68%
                                                                                         =======
Ratios to Average Net Assets
Expenses (b)                                                                               0.75%
Fees and expenses waived or borne by the Administrator (b)                                 0.75%
Net investment income (b)                                                                  2.66%
Net assets at end of period (000)                                                        $12,604
(a) Net of fees and expenses waived or borne by the Administrator which amounted to:     $ 0.007
(b) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of
    SR&F Municipal Money Market Portfolio.
(c) Net of fees waived by the Distributor which amounted to $0.006 per share and 0.60%.
(d) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(e) Had the Administrator not waived or reimbursed a portion of expenses, total return would have been reduced.
(f) Had the Distributor not waived or reimbursed a portion of expenses, total return would have been reduced.

                                                                                           Year ended June 30, 1999
                                                                                       --------------------------------
                                                                                          Class B       Class C
-----------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                                     $  1.000      $ 1.000
                                                                                         --------      -------
Income from Investment Operations:
Net investment income (a)(b)                                                                0.016        0.022(c)
Less Distribution Declared to Shareholders:
From net investment income                                                                 (0.016)      (0.022)
                                                                                         --------      -------
Net Asset Value, End of Period                                                           $  1.000      $ 1.000
                                                                                         ========      =======
Total return (d)(e)                                                                         1.65%        2.27%(f)
                                                                                         ========      =======
Ratios to Average Net Assets
Expenses (b)                                                                                1.75%        1.15%(c)
Fees and expenses waived or borne by the Administrator (b)                                  0.75%        0.75%
Net investment income (b)                                                                   1.66%        2.26%(c)
Net assets at end of period (000)                                                        $  1,099      $   178
(a) Net of fees and expenses waived or borne by the Administrator which amounted to:     $  0.007      $ 0.007
(b) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of
    SR&F Municipal Money Market Portfolio.
(c) Net of fees waived by the Distributor which amounted to $0.006 per share and 0.60%.
(d) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(e) Had the Administrator not waived or reimbursed a portion of expenses, total return would have been reduced.
(f) Had the Distributor not waived or reimbursed a portion of expenses, total return would have been reduced.

--------------------------------------------------------------------------------
Liberty Tax-Exempt Money Market Fund--Financial Highlights (continued)
--------------------------------------------------------------------------------
Selected data for a share of each class outstanding throughout each period are as follows:


                                                                                        Year ended
                                                                                       June 30, 1998
                                                                                       -------------
                                                                                          Class A
----------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                                     $ 1.000
                                                                                         -------
Income from Investment Operations:
Net investment income (a)(c)                                                               0.030
Less Distributions Declared to Shareholders:
From net investment income                                                                (0.030)
                                                                                         -------
Net Asset Value, End of Period                                                           $ 1.000
                                                                                         =======
Total return (e)(f)                                                                        3.03%
                                                                                         =======
Ratios to Average Net Assets
Expenses (c)                                                                               0.75%
Fees and expenses waived or borne by the Administrator (c)                                 0.70%
Net investment income (c)                                                                  3.02%
Net assets at end of period (000)                                                        $16,389
(a) Net of fees and expenses waived or borne by the Administrator which amounted to:     $ 0.007
(b) Class C shares were initially offered on August 1, 1997. Per share amounts reflect activity from that date.
(c) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of
    SR&F Municipal Money Market Portfolio.
(d) Net of fees waived by the Distributor which amounted to $0.005 per share and 0.60% (annualized).
(e) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(f) Had the Administrator not waived or reimbursed a portion of expenses, total return would have been reduced.
(g) Had the Distributor not waived or reimbursed a portion of expenses, total return would have been reduced.
(h) Not annualized.
(i) Annualized.

                                                                                               Year ended June 30, 1998
                                                                                       -----------------------------------------
                                                                                          Class B            Class C (b)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                                     $ 1.000        $ 1.000
                                                                                         -------        -------
Income from Investment Operations:
Net investment income (a)(c)                                                               0.023          0.024(d)
Less Distributions Declared to Shareholders:
From net investment income                                                                (0.023)        (0.024)
                                                                                         -------        -------
Net Asset Value, End of Period                                                           $ 1.000        $ 1.000
                                                                                         =======        =======
Total return (e)(f)                                                                        2.31%          2.40%(g)(h)
                                                                                         =======        =======
Ratios to Average Net Assets
Expenses (c)                                                                               1.48%          1.15%(d)(i)
Fees and expenses waived or borne by the Administrator (c)                                 0.70%          0.70%(i)
Net investment income (c)                                                                  2.29%          2.62%(d)(i)
Net assets at end of period (000)                                                        $ 1,270        $   176
(a) Net of fees and expenses waived or borne by the Administrator which amounted to:     $ 0.007        $ 0.007
(b) Class C shares were initially offered on August 1, 1997. Per share amounts reflect activity from that date.
(c) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of
    SR&F Municipal Money Market Portfolio.
(d) Net of fees waived by the Distributor which amounted to $0.005 per share and 0.60% (annualized).
(e) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(f) Had the Administrator not waived or reimbursed a portion of expenses, total return would have been reduced.
(g) Had the Distributor not waived or reimbursed a portion of expenses, total return would have been reduced.
(h) Not annualized.
(i) Annualized.

--------------------------------------------------------------------------------
Liberty Tax-Exempt Money Market Fund--Financial Highlights (continued)
--------------------------------------------------------------------------------
Selected data for a share of each class outstanding throughout each period are as follows:


                                                                                              Year ended June 30,
                                                                                          ---------------------------
                                                                                                     1997
                                                                                          ---------------------------
                                                                                             Class A    Class B
---------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                                        $ 1.000     $ 1.000
                                                                                            -------     -------
Income from Investment Operations:
Net investment income (a)(c)                                                                  0.029       0.021
Less Distributions Declared to Shareholders:
From net investment income                                                                   (0.029)     (0.021)
                                                                                            -------     -------
Net Asset Value, End of Period                                                              $ 1.000     $ 1.000
                                                                                            =======     =======
Total return (d)(e)                                                                           2.98%       2.12%
                                                                                            =======     =======
Ratios to Average Net Assets
Expenses (c)                                                                                  0.75%       1.66%
Fees and expenses waived or borne by the Administrator (c)                                    0.46%       0.46%
Net investment income (c)                                                                     2.94%       2.03%
Net assets at end of period (000)                                                           $18,450     $ 1,203
(a) Net of fees and expenses waived or borne by the Advisor/Administrator which amounted
    to:                                                                                     $ 0.005     $ 0.005
(b) Effective September 28, 1995, SR&F became the investment Advisor of the
    Fund.
(c) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of
    SR&F Municipal Money Market Portfolio.
(d) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(e) Had the Advisor/Administrator not waived or reimbursed a portion of expenses, total return would have been reduced.



                                                                                              Year ended June 30,
                                                                                          ---------------------------
                                                                                                    1996(b)
                                                                                          ---------------------------
                                                                                             Class A    Class B
---------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                                        $ 1.000     $ 1.000
                                                                                            -------     -------
Income from Investment Operations:
Net investment income (a)(c)                                                                  0.030       0.020
Less Distributions Declared to Shareholders:
From net investment income                                                                   (0.030)     (0.020)
                                                                                            -------     -------
Net Asset Value, End of Period                                                              $ 1.000     $ 1.000
                                                                                            =======     =======
Total return (d)(e)                                                                           3.04%       2.02%
                                                                                            =======     =======
Ratios to Average Net Assets
Expenses (c)                                                                                  0.75%       1.75%
Fees and expenses waived or borne by the Administrator (c)                                    0.84%       0.84%
Net investment income (c)                                                                     3.00%       2.00%
Net assets at end of period (000)                                                           $19,676     $ 1,235
(a) Net of fees and expenses waived or borne by the Advisor/Administrator which amounted
    to:                                                                                     $ 0.008     $ 0.008
(b) Effective September 28, 1995, SR&F became the investment Advisor of the
    Fund.
(c) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of
    SR&F Municipal Money Market Portfolio.
(d) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(e) Had the Advisor/Administrator not waived or reimbursed a portion of expenses, total return would have been reduced.

--------------------------------------------------------------------------------
Report of Ernst & Young LLP, Independent Auditors
--------------------------------------------------------------------------------

To the Shareholders, Holders of Investors' Beneficial Interests and Board of Trustees of Liberty Funds Trust IV and SR&F Base Trust

Liberty Tax-Exempt Money Market Fund
SR&F Municipal Money Market Portfolio

We have audited the accompanying statement of assets and liabilities of Liberty Tax-Exempt Money Market Fund (formerly, Colonial Municipal Money Market Fund, a series of Liberty Funds Trust IV), as of June 30, 2000, and the related statement of operations, statement of changes in net assets and the financial highlights for the year then ended, and the accompanying statement of assets and liabilities, including the portfolio of investments, of SR&F Municpal Money Market Portfolio (a series of SR&F Base Trust) as of June 30, 2000, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years then ended and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trusts' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The statement of changes in net assets for the period ended June 30, 1999, and the financial highlights for each of the four years in the period then ended for the Liberty Tax-Exempt Money Market Fund were audited by other auditors whose report dated August 11, 1999 expressed an unqualified opinion on that financial statement and those financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of June 30, 2000, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the aforementioned series of Liberty Funds Trust IV and SR&F Base Trust at June 30, 2000, the results of their operations, the changes in their net assets, and their financial highlights for each of the periods referred to above, in conformity with accounting principles generally accepted in the United States.

/s/ Ernest + Young LLP

Boston, Massachusetts
August 18, 2000

[THIS PAGE INTENTIONALLY LEFT BLANK]

[THIS PAGE INTENTIONALLY LEFT BLANK]

[THIS PAGE INTENTIONALLY LEFT BLANK]

Trustees & Transfer Agent

Tom Bleasdale
Retired (formerly Chairman of the Board and Executive Officer, Shore Bank & Trust Company)

Lora S. Collins
Attorney (formerly Attorney, Kramer, Levin, Naftalis & Frankel)

James E. Grinnell
Private Investor (formerly Senior Vice President-Operations, The Rockport
Company)

Richard W. Lowry
Private Investor (formerly Chairman and Chief Executive Officer, U.S. Plywood Corporation)

Salvatore Macera
Private Investor (formerly Executive Vice President of Itek Corp. and President of Itek Optical & Electronic Industries, Inc.)

William E. Mayer
Partner, Park Avenue Equity Partners (formerly Dean, College of Business and Management, University of Maryland; Dean, Simon Graduate School of Business, University of Rochester; Chairman and Chief Executive Officer, CS First Boston Merchant Bank; and President and Chief Executive Officer, The First Boston Corporation)

James L. Moody, Jr.
Retired (formerly Chairman of the Board, Chief Executive Officer and Director Hannaford Bros. Co.)

John J. Neuhauser
Academic Vice President and Dean of Faculties, Boston College (former Dean, Boston College School of Management)

Thomas E. Stitzel
Business Consultant and Chartered Financial Analyst (formerly Professor of Finance, College of Business, Boise State University), Chartered Financial Analyst

Anne-Lee Verville
Consultant (formerly General Manager, Global Education Industry, and President, Applications Solutions Division, IBM Corporation)

--------------------------------------------------------------------------------
Important Information About This Report
The Transfer Agent for Liberty Tax-Exempt Money Market Fund is:

Liberty Funds Services, Inc.
P.O. Box 1722
Boston, MA  02105-1722
1-800-345-6611

The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call 1-800-426-3750 and additional reports will be sent to you. This report has been prepared for shareholders of Liberty Tax-Exempt Money Market Fund.

This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the Fund and with the most recent copy of the Liberty Funds Performance Update.

Annual Report:
Liberty Tax-Exempt Money Market Fund

--------------------------------------------------------------------------------
Choose Liberty
--------------------------------------------------------------------------------

Because no single investment manager can be all things to all investors.(SM)

--------------------------------------------------------------------------------
LIBERTY
-------
  FUNDS

--------------------------------------------------------------------------------

ALL-STAR    Institutional money management approach for individual investors.
--------------------------------------------------------------------------------
COLONIAL    Fixed income and value style equity investing.
--------------------------------------------------------------------------------
CRABBE      A contrarian approach to fixed income and equity investing.
HUSON
--------------------------------------------------------------------------------
NEWPORT     A leader in international investing.(SM)
--------------------------------------------------------------------------------
STEIN ROE   Innovative solutions for growth and income investing.
ADVISOR
--------------------------------------------------------------------------------

[LOGO: KEYPORT] A leading provider of innovative annuity products.
--------------------------------------------------------------------------------

Liberty's mutual funds are offered by prospectus through Liberty Funds Distributor, Inc.

Before you invest, consult your financial advisor.

Your financial advisor can help you develop a long-term plan for reaching your financial goals.

--------------------------------------------------------------------------------
LIBERY TAX-EXEMPT MONEY MARKET FUND     Annual Report
--------------------------------------------------------------------------------

[LOGO]  LIBERTY
        -------
         FUNDS

ALL-STAR - COLONIAL - CRABBE HUSON - NEWPORT - STEIN ROE ADVISOR

                                                 776-02/253C-0700 (8/00) 00/1412